Financial Risk Management - Summary of Maturity Profile of Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Risk Management [Line Items]
Trade and other payables	$ (7,716)	$ (9,450)
Borrowings	(25,733)	(25,487)
Lease liabilities	(926)	(1,648)
Total as of December 31, 2021	(34,375)	(36,585)
Trade and other payables, total undiscounted cash flows	(7,716)	(9,450)
Borrowings, total undiscounted cash flows	(39,824)	(32,646)
Lease liabilities, total undiscounted cash flows	(955)	(1,738)
Total undiscounted cash flows, as of December 31, 2019	(48,495)	(43,834)
Up to 1 year [Member]
Disclosure Of Financial Risk Management [Line Items]
Trade and other payables	(7,716)	(9,450)
Borrowings	(2,992)	(2,200)
Lease liabilities	(712)	(758)
Total as of December 31, 2021	(11,420)	(12,408)
1 to 5 years [Member]
Disclosure Of Financial Risk Management [Line Items]
Trade and other payables	0	0
Borrowings	(36,832)	(30,446)
Lease liabilities	(243)	(980)
Total as of December 31, 2021	(37,075)	(31,426)
Maturities more than 5 years [Member]
Disclosure Of Financial Risk Management [Line Items]
Trade and other payables	0	0
Borrowings	0	0
Lease liabilities	0	0
Total as of December 31, 2021	$ 0	$ 0